Loans, borrowings and bank overdrafts (Tables)	12 Months Ended
Mar. 31, 2026
Text Blocks Abstract
Summary of Current and Non-Current Borrowings

	As at March 31,
	2025		2026
Non-current
Unsecured Notes 2026 (1)	₹	63,954	₹	-
Loans from institutions other than banks		-		1,962
	₹	63,954	₹	1,962
Current
Unsecured Notes 2026 (1)	₹	-	₹	71,052
Borrowings from banks		97,863		94,860
Bank overdrafts	^			-
	₹	97,863	₹	165,912
	₹	161,817	₹	167,874

^ Value is less than 0.5

(1)
On June 23, 2021, Wipro IT Services LLC, a wholly owned step-down subsidiary of the Company, issued U.S.$ 750 million in unsecured notes 2026 (the “Notes”). The Notes bear interest at a rate of 1.50% per annum and will mature on June 23, 2026. Interest on the Notes is payable semi-annually on June 23 and December 23 of each year, commencing from December 23, 2021. The Notes are listed on Singapore Exchange Securities Trading Limited (SGX-ST).

Summary of Long - Term Loans and Borrowings

	As at March 31, 2025			As at March 31, 2026
	Foreign currency in millions	Indian Rupee		Foreign currency in millions	Indian Rupee		Final maturity
Unsecured Notes 2026	U.S.$ 748	₹	63,954	U.S.$ 749	₹	71,052	June-26
Loans from institutions other than banks	-		-	U.S.$ 21		1,962	June-27
		₹	63,954		₹	73,014

Non-current portion of long-term loans and borrowings		₹	63,954		₹	1,962
Current portion of long-term loans and borrowings			-			71,052

Cash and non-cash changes in liabilities arising from financing activities:

					Non-cash changes
	April 1, 2024		Cash flow		Net additions to Lease Liabilities/additions due to acquisitions		Effective interest rate adjustment		Foreign exchange movements		March 31, 2025
Borrowings	₹	141,464	₹	17,923	₹	-	₹	114	₹	2,316	₹	161,817
Lease Liabilities		23,183		(10,474)		17,270		-		239		30,218
	₹	164,647	₹	7,449	₹	17,270	₹	114	₹	2,555	₹	192,035

					Non-cash changes
	April 1, 2025		Cash flow		Net additions to Lease Liabilities/additions due to acquisitions		Effective interest rate adjustment		Foreign exchange movements		March 31, 2026
Borrowings	₹	161,817	₹	(6,752)	₹	1,852	₹	119	₹	10,838	₹	167,874
Lease Liabilities		30,218		(11,561)		13,430		-		2,949		35,036
	₹	192,035	₹	(18,313)	₹	15,282	₹	119	₹	13,787	₹	202,910